Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

Our Board has adopted a clawback and compensation recovery policy (“Compensation Recovery Policy”), which provides that in the event the Company is required to prepare an accounting restatement due to noncompliance with any financial reporting requirements under the securities laws or otherwise erroneous data or the Company determines there has been a significant misconduct that causes financial or reputational harm, the Company shall “clawback” and recover a portion or all of any incentive compensation. Our Compensation Recovery Policy is available on our corporate website, https://www.aleannainc.com under the “Investors” section.